PREPAID EQUIPMENT COST, NET	12 Months Ended
Dec. 31, 2019
PREPAID EQUIPMENT COST, NET
PREPAID EQUIPMENT COST, NET

8.           PREPAID EQUIPMENT COST, NET

As of December 31, 2018, the prepaid equipment cost balance represents prepayment for airline Wi-Fi equipment of $2,364.

For the year ended December 31, 2019, the Group recognized a bad debt provision of $2,238 for the prepayment for airline Wi-Fi equipment due to the fact that with the development of technology and the upgrading of equipment, this type of equipment was no longer meet the Company’s need for future development and so no further payment was made to the supplier as required in the contract. Since the possibility of recovering the prepayment was remote, the Group accrued full bad debt provision. The Group also accrued a bad debt provision of $1,000 for the prepayment for satellite equipment as it was nonrefundable according to the contract and the cooperation with the supplier remained stagnant and the Group and the supplier were still in the process of negotiation as of the date of this annual report. As the negotiation may take a long time, it is uncertain whether the prepayment would be recovered in the future. The contract on the satellite equipment was entered in 2019 (“Main Agreement”), pursuant to which, the Group was obligated to purchase a minimum quantity of 500 in three years, therein 40 in 2019 with an agreed-upon unit price of $202. The Group failed to fulfill the minimum purchase quantity for 2019 and should be liable for the default according to the contract. In June 2020, the Group and the supplier entered into a negotiation on an amendment agreement to Main Agreement, pursuant to which, the minimum purchase quantity requirements on the Group in Main Agreement will be expected to remove. Therefore, the Group assessed the possibility of taking responsibility for breach of Main Agreement was remote and no contingent liability should be accrued for the default of Main Agreement as of December 31, 2019.

As of December 31, 2019, the prepaid equipment cost balance represents prepayment for signal generators of $30.